Pensions and other long-term employee benefit plans, Defined Benefit Asset (Liability) Recognized in Combined Statement of Financial Position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit obligation [Abstract]
Defined benefit obligation	€ 123.3	€ 133.2	€ 119.5
Expense as recorded in the statement of income	14.6	9.2	10.5
Total current service cost	12.6	7.7	8.6
Net financial costs	1.1	1.3	2.3
Actuarial gains of the year	(0.4)	0.2	(0.4)
Administrative costs and taxes and others	1.3	0.0	0.0
Actuarial gain/loss recognized in other comprehensive income	(4.9)	0.6	8.3
Actuarial gain/loss on defined benefit obligation	(4.9)	0.6	8.3
Experience	(3.4)	(3.6)	(5.3)
Financial assumptions	(6.6)	10.2	(0.3)
Demographic assumptions	2.6	(2.1)	28.8
Actuarial gain (loss) on plan assets	2.5	(3.9)	(14.9)
Contributions and benefits paid	(9.4)	(6.1)	(6.8)
Contributions by employer	(1.7)	(1.4)	(1.4)
Benefits paid by employer	(7.7)	(4.7)	(5.4)
Benefits paid from plan assets	0.0	0.0	0.0
Exchange difference and other settlements	13.9	(13.6)	1.7
DEFINED BENEFIT OBLIGATION	137.5	123.3	133.2
Funded Plans [Member]
Defined benefit obligation [Abstract]
Discounted defined benefit obligation, plan assets	149.7	137.1
Unfunded Plans [Member]
Defined benefit obligation [Abstract]
Discounted defined benefit obligation, plan assets	127.1	111.5
Defined Benefit Obligation [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	248.8	256.5	228.6
Expense as recorded in the statement of income	16.6	10.4	12.4
Total current service cost	12.6	7.7	8.6
Net financial costs	3.1	2.5	4.2
Actuarial gains of the year	(0.4)	0.2	(0.4)
Administrative costs and taxes and others	1.3	0.0	0.0
Actuarial gain/loss recognized in other comprehensive income	(7.4)	4.5	23.2
Actuarial gain/loss on defined benefit obligation	(7.4)	4.5	23.2
Experience	(3.4)	(3.6)	(5.3)
Financial assumptions	(6.6)	10.2	(0.3)
Demographic assumptions	2.6	(2.1)	28.8
Actuarial gain (loss) on plan assets	0.0	0.0	0.0
Contributions and benefits paid	(12.6)	(9.0)	(9.5)
Contributions by employer	0.0	0.0	0.0
Benefits paid by employer	(7.7)	(4.7)	(5.4)
Benefits paid from plan assets	(4.9)	(4.3)	(4.1)
Exchange difference and other settlements	31.4	(13.6)	1.8
DEFINED BENEFIT OBLIGATION	276.8	248.8	256.5
Fair Value of Plan Assets [Member]
Defined benefit obligation [Abstract]
Defined benefit obligation	125.5	123.3	109.1
Expense as recorded in the statement of income	2.0	1.2	1.9
Total current service cost	0.0	0.0	0.0
Net financial costs	2.0	1.2	1.9
Actuarial gains of the year	0.0	0.0	0.0
Administrative costs and taxes and others	0.0	0.0	0.0
Actuarial gain/loss recognized in other comprehensive income	(2.5)	3.9	14.9
Actuarial gain/loss on defined benefit obligation	(2.5)	3.9	14.9
Experience	0.0	0.0	0.0
Financial assumptions	0.0	0.0	0.0
Demographic assumptions	0.0	0.0	0.0
Actuarial gain (loss) on plan assets	(2.5)	3.9	14.9
Contributions and benefits paid	(3.2)	(2.9)	(2.7)
Contributions by employer	1.7	1.4	1.4
Benefits paid by employer	0.0	0.0	0.0
Benefits paid from plan assets	(4.9)	(4.3)	(4.1)
Exchange difference and other settlements	17.5	0.0	0.1
DEFINED BENEFIT OBLIGATION	€ 139.3	€ 125.5	€ 123.3